DIGITAL ALLY HEALTHCARE VENTURE (Details Narrative) - USD ($)								3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Feb. 01, 2022	Feb. 01, 2022	Jan. 01, 2022	Aug. 31, 2021	Jun. 30, 2021	Jun. 04, 2021	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 02, 2023
Defined Benefit Plan Disclosure [Line Items]
Principal amount								$ 2,311,737	$ 5,111,550	$ 11,693,493	$ 16,806,541	$ 22,485,860	$ 34,687,954
Principal amount								$ 145,328		145,328		147,781	150,000		$ 125,000
Repayments of notes payable										188,470	318,105	412,460	527,402
Increase accounts receivable										$ 809,519	$ 26,605	$ (411,462)	$ (722,498)
Healthcare Acquisition [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregate purchase price	$ 1,376,509					$ 1,376,509
Medical Billing Acquisition [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregate purchase price		$ 335,000
Nobility LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Venture capitalization amount							$ 13,500,000
Ownership description							Digital Ally Healthcare owns 51% of the venture that entitles it to 51% of the distributable cash as defined in the venture’s operating agreement plus a cumulative preferred return of 10% per annum on its invested capital. Nobility will receive a management fee and 49% of the distributable cash, subordinated to Digital Ally Healthcare’s preferred return.
Nobility LLC [Member] | Elite Medical Billing Specialists, Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Principal amount						350,000
Principal amount														$ 317,212
Nobility LLC [Member] | Healthcare Acquisition [Member]
Defined Benefit Plan Disclosure [Line Items]
Initial payment						850,000
Increase accounts receivable														75,000
Business acquisition, transaction costs				$ 7,996
Nobility LLC [Member] | Elite Medical Billing Specialists, Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Repayments of notes payable						162,552
Aggregate purchase price						$ 1,376,509
Nobility LLC [Member] | Elite Medical Billing Specialists, Inc [Member] | Acquisition-related Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregate purchase price														$ 164,630
Nobility LLC [Member] | Medical Billing Acquisition [Member]
Defined Benefit Plan Disclosure [Line Items]
Initial payment					$ 2,270,000
Aggregate purchase price					2,920,000
Business acquisition, transaction costs					5,602
Nobility LLC [Member] | Medical Billing Acquisition [Member] | Promissory Note [Member]
Defined Benefit Plan Disclosure [Line Items]
Principal amount					$ 650,000
Nobility LLC [Member] | Medical Billing Acquisition One [Member]
Defined Benefit Plan Disclosure [Line Items]
Initial payment				1,153,626
Aggregate purchase price				1,903,626
Nobility LLC [Member] | Medical Billing Acquisition One [Member] | Promissory Note [Member]
Defined Benefit Plan Disclosure [Line Items]
Principal amount				$ 750,000
Nobility LLC [Member] | Medical Billing Acquisition Two [Member]
Defined Benefit Plan Disclosure [Line Items]
Initial payment			$ 230,000
Aggregate purchase price			335,000
Business acquisition, transaction costs		10,322	10,322
Nobility LLC [Member] | Medical Billing Acquisition Two [Member] | Promissory Note [Member]
Defined Benefit Plan Disclosure [Line Items]
Principal amount		$ 105,000	$ 105,000